Submission	Mar. 09, 2026
Submission [Line Items]
Central Index Key	0001497186
Registrant Name	Western Asset High Yield Opportunity Fund Inc.
Registration File Number	333-291193
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A